Pensions - Portfolio weighting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	100.00%	100.00%
Estimated company contributions to be made to Equinor Pension in 2023	$ 109
Equity securities [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	33.60%	32.90%
Equity securities [Member] | Low range value [Member]
Disclosure of financial assets [line items]
Target porfolio weight	30.00%
Equity securities [Member] | High range value [Member]
Disclosure of financial assets [line items]
Target porfolio weight	38.00%
Equity securities [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	100.00%	44.00%
Equity securities [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage		54.00%
Bonds [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	61.70%	60.50%
Bonds [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	13.00%	3.00%
Bonds [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	87.00%	97.00%
Interest bearing investments [Member] | Low range value [Member]
Disclosure of financial assets [line items]
Target porfolio weight	52.00%
Interest bearing investments [Member] | High range value [Member]
Disclosure of financial assets [line items]
Target porfolio weight	65.00%
Real estate [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	4.70%	6.60%
Real estate [Member] | Low range value [Member]
Disclosure of financial assets [line items]
Target porfolio weight	5.00%
Real estate [Member] | High range value [Member]
Disclosure of financial assets [line items]
Target porfolio weight	10.00%